Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments
The Company’s equity investments consisted of the following (in thousands):

	As of
	March 31, 2023	December 31, 2022
Equity Method Investment in LanzaJet	$9,835	$10,561
Equity Security Investment in SGLT	$14,990	14,990
Total Investment	$24,825	$25,551

The Company’s investments consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Equity Method Investment in LanzaJet	$10,561	$12,433
Equity Method Investment in SGLT	—	12,319
Equity Security Investment in SGLT	14,990	—
Total Investment	$25,551	$24,752